INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Cost	Patent	Rights	Intellectual Property	Total
Balance, December 31, 2020	$40,840	$672,959	$-	$713,799
Additions	-	-	169,973	169,973
Balance, December 31, 2021	$40,840	$672,959	$169,973	$883,772
Additions	-	-	301,338	301,338
Balance, December 31, 2022	$40,840	$672,959	$471,311	$1,185,110

Accumulated Amortization
Balance, December 31, 2020	$40,840	$65,000	$-	$105,840
Amortization	-	303,980	-	303,980
Balance, December 31, 2021	$40,840	$368,980	$-	$409,820
Amortization	-	303,979	-	303,979
Balance, December 31, 2022	$40,840	$672,959	$-	$713,799

Carrying Value
December 31, 2022	$-	$-	$471,311	$471,311
December 31, 2021	$-	$303,979	$169,973	$473,952